Classification of Financial Instruments - Schedule of Classification of Each Class of Financial Assets and their Carrying Values (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	£ 1,713	£ 1,682
Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	122	93
Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	437	568
Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	54	68
Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	918	904
Trade receivables - within assets classified as held for sale [member]
Disclosure of financial assets [line items]
Financial assets		49
Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	182
Financial assets at fair value [member] | FVOCI [member]
Disclosure of financial assets [line items]
Financial assets	122	93
Financial assets at fair value [member] | FVOCI [member] | Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Financial assets	122	93
Financial assets at fair value [member] | FVTPL [member]
Disclosure of financial assets [line items]
Financial assets	188	4
Financial assets at fair value [member] | FVTPL [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	6	4
Financial assets at fair value [member] | FVTPL [member] | Other receivable [member]
Disclosure of financial assets [line items]
Financial assets	182
Financial assets at fair value [member] | Fair value - hedging instrument [member]
Disclosure of financial assets [line items]
Financial assets	48	64
Financial assets at fair value [member] | Fair value - hedging instrument [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	48	64
Financial assets at amortised cost [member] | Financial assets, class [member]
Disclosure of financial assets [line items]
Financial assets	1,355	1,521
Financial assets at amortised cost [member] | Financial assets, class [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	437	568
Financial assets at amortised cost [member] | Financial assets, class [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	£ 918	904
Financial assets at amortised cost [member] | Financial assets, class [member] | Trade receivables - within assets classified as held for sale [member]
Disclosure of financial assets [line items]
Financial assets		£ 49